Convertible Notes Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 5 – CONVERTIBLE NOTES PAYABLE

	March 31, 2019
	Note face amount	Debt Discount	Net Amount of Note
2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	9,000	-	9,000
2016 Note	-	-	-
2017 Note	-	-	-
Total	$91,166	$-	$91,166

	September 30, 2018
	Note face amount	Debt Discount	Net Amount of Note
2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	9,000	-	9,000
2016 Note	-	-	-
2017 Note	-	-	-
Total	$91,166	$-	$91,166

2011 Note

On May 1, 2011, the Company issued a 2.00% Convertible Note due April 30, 2012 with a principal amount of $32,000 (the “2011 Note”) for cash. Interest on the 2011 Note is accrued annually effective from May 1, 2011 forward. The 2011 Note is unsecured and repayable on demand. The 2011 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $22,166.

2012 Note

On January 2, 2012, the Company issued a 2.00% Convertible Note due January 1, 2013 with a principal amount of $48,000 (the “2012 Note”) for cash. Interest on the 2012 Note is accrued annually effective from January 2, 2012 forward. The 2012 Note is unsecured and repayable on demand. The 2012 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $48,000.

2013 Note

On January 3, 2013, the Company issued a 2.00% Convertible Note due January 2, 2014 with a principal amount of $12,000 (the “2013 Note”) for cash. Interest on the 2013 Note is accrued annually effective from January 3, 2013 forward. The 2013 Note is unsecured and repayable on demand. The 2013 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $12,000.

2014 Note

On August 25, 2014, the Company issued two 12.00% Convertible Promissory Note due February 25, 2015 with a principal amount of $50,000 each (the “2014 Note”) for cash. Interest on the 2014 Note is accrued annually effective from August 25, 2014 forward. The 2014 Note is unsecured.

The notes are convertible at a conversion price the lesser of (a) $0.25 per share, or (b) the price per share as reported on the Over-the-Counter Bulletin Board on the conversion date. The Note Holders also received Warrants to purchase an aggregate of 800,000 shares of our common stock at an initial exercise price of $0.25 per share. Each of the Warrants has a term of five (5) years.

The embedded conversion feature of the 2014 Notes and Warrants were recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the 2014 Notes. The fair value on the grant date of the embedded conversion feature of the convertible debt was $145,362 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $100,000, representing the value of the embedded conversion feature inherent in the convertible debt and warrant, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $19,566. The balance of the debt discount was $80,434 at September 30, 2014. For the quarter ended March 31, 2019, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $0 at March 31, 2019. The face amount of the outstanding note as of March 31, 2019, is $9,000.

2016 Notes

On January 5, 2016, the Company issued a $47,615 Convertible Promissory Note to the McGee Law Firm for services rendered. The Note was due on October 31, 2016 and carried interest at 12.0% per annum. On or after May 1, 2016, at the option of the holder, the then outstanding amount of the Note was convertible into common stock of the Company at a conversion price equal to the lesser of $0.01 per share or 50% of the three lowest closing prices average for the 10 business days prior to the conversion date.

On August 11, 2016, the Company restructured a portion a Convertible Promissory Note issued on January 5, 2016 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due August 11, 2017 with a principal amount of $30,000. Interest on the 2016 Note is accrued annually effective from September 1, 2016 forward. This Note was unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001. The face amount of the outstanding note as of March 31, 2019, is $0.

On September 13, 2016, the Company restructured a portion a Convertible Promissory Note issued on January 5, 2016 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due September 13, 2017 with a principal amount of $15,836.32. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $0.

On August 23, 2016, the Company issued a 9.00% Convertible Promissory Note due August 23, 2017 with a principal amount of $25,000 for cash. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $0.

On September 17, 2016, the Company issued a 9.00% Convertible Promissory Note due September 17, 2017 with a principal amount of $25,000 for cash. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $0. As of March 31, 2019, the note has been discounted by $0.

2017 Notes

On October 28, 2016, the Company restructured a portion a Convertible Promissory Note issued on August 25, 2014 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due October 28, 2017 with a principal amount of $35,000. Interest on the 2016 Note is accrued annually effective from November 1, 2016 forward. The 2017 Note is unsecured and repayable on demand. The 2017 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of March 31, 2019, is $0. As of March 31, 2019, the note has been discounted by $0.

NOTE 5 – CONVERTIBLE NOTES PAYABLE

	September 30, 2018
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	9,000	-	9,000
2016 Note	-	-	-
2016 Note	-	-	-
2017 Note	-	-	-
Total	$91,166	$-	$91,166

	September 30, 2017
	Note Face Amount	Debt Discount	Net Amount of Note

2011 Note	$22,166	$-	$22,166
2012 Note	48,000	-	48,000
2013 Note	12,000	-	12,000
2014 Note	9,000	-	9,000
2016 Note	-	-	-
2016 Note	25,000	-	25,000
2016 Note	12,300	-	12,300
Total	$128,466	$-	$128,466

2011 Note

On May 1, 2011, the Company issued a 2.00% Convertible Note due April 30, 2012 with a principal amount of $32,000 (the “2011 Note”) for cash. Interest on the 2011 Note is accrued annually effective from May 1, 2011 forward. The 2011 Note is unsecured and repayable on demand. The 2011 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $22,166. As of September 30, 2018, the note has been discounted by $0.

2012 Note

On January 2, 2012, the Company issued a 2.00% Convertible Note due January 1, 2013 with a principal amount of $48,000 (the “2012 Note”) for cash. Interest on the 2012 Note is accrued annually effective from January 2, 2012 forward. The 2012 Note is unsecured and repayable on demand. The 2012 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $48,000. As of September 30, 2018, the note has been discounted by $0.

2013 Note

On January 3, 2013, the Company issued a 2.00% Convertible Note due January 2, 2014 with a principal amount of $12,000 (the “2013 Note”) for cash. Interest on the 2013 Note is accrued annually effective from January 3, 2013 forward. The 2013 Note is unsecured and repayable on demand. The 2013 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $12,000. As of September 30, 2018, the note has been discounted by $0.

2014 Note

On August 25, 2014, the Company issued two 12.00% Convertible Promissory Note due February 25, 2015 with a principal amount of $50,000 each (the “2014 Note”) for cash. Interest on the 2014 Note is accrued annually effective from August 25, 2014 forward. The 2014 Note is unsecured.

The notes are convertible at a conversion price the lesser of (a) $0.25 per share, or (b) the price per share as reported on the Over-the-Counter Bulletin Board on the conversion date. The Note Holders also received Warrants to purchase an aggregate of 800,000 shares of our common stock at an initial exercise price of $0.25 per share. Each of the Warrants has a term of five (5) years.

The embedded conversion feature of the 2014 Notes and Warrants were recorded as derivative liabilities in accordance with relevant accounting guidance due to the variable conversion price of the 2014 Notes. The fair value on the grant date of the embedded conversion feature of the convertible debt was $145,362 as computed using the Black-Scholes option pricing model.

The Company established a debt discount of $100,000, representing the value of the embedded conversion feature inherent in the convertible debt and warrant, as limited to the face amount of the debt. The debt discount is being amortized over the life of the debt using the straight-line method over the terms of the debt, which approximates the effective-interest method. For the year ended September 30, 2014, the Company recorded amortization of the debt discount of $19,566. The balance of the debt discount was $80,434 at September 30, 2014. For the year ended September 30, 2018, the Company recorded amortization of the debt discount of $0. The balance of the debt discount was $0 at September 30, 2018. The face amount of the outstanding note as of September 30, 2018, is $9,000.

2016 Notes

On January 5, 2016, the Company issued a $47,615 Convertible Promissory Note to the McGee Law Firm for services rendered. The Note was due on October 31, 2016 and carried interest at 12.0% per annum. On or after May 1, 2016, at the option of the holder, the then outstanding amount of the Note was convertible into common stock of the Company at a conversion price equal to the lesser of $0.01 per share or 50% of the three lowest closing prices average for the 10 business days prior to the conversion date.

On August 11, 2016, the Company restructured a portion a Convertible Promissory Note issued on January 5, 2016 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due August 11, 2017 with a principal amount of $30,000. Interest on the 2016 Note is accrued annually effective from September 1, 2016 forward. This Note was unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001. The face amount of the outstanding note as of September 30, 2018, is $0. As of September 30, 2018, the note has been discounted by $0.

On September 13, 2016, the Company restructured a portion a Convertible Promissory Note issued on January 5, 2016 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due September 13, 2017 with a principal amount of $15,836.32. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $0. As of September 30, 2018, the note has been discounted by $0.

On August 23, 2016, the Company issued a 9.00% Convertible Promissory Note due August 23, 2017 with a principal amount of $25,000 for cash. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $0. As of September 30, 2018, the note has been discounted by $0.

On September 17, 2016, the Company issued a 9.00% Convertible Promissory Note due September 17, 2017 with a principal amount of $25,000 for cash. Interest on the 2016 Note is accrued annually effective from October 1, 2016 forward. The 2016 Note is unsecured and repayable on demand. The 2016 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $0. As of September 30, 2018, the note has been discounted by $0.

2017 Notes

On October 28, 2016, the Company restructured a portion a Convertible Promissory Note issued on August 25, 2014 in conjunction with an assignment of that Note. The restructured Note was a 9.00% Convertible Promissory Note due October 28, 2017 with a principal amount of $35,000. Interest on the 2016 Note is accrued annually effective from November 1, 2016 forward. The 2017 Note is unsecured and repayable on demand. The 2017 Note is senior in right to all existing and future indebtedness which is subordinated by its terms and at the option of the Lender, the principal along with any accrued interest may be converted in whole or part into Common Stock at a price of $0.001.

As this note carries a conversion rate that is less than market rate, the rules of beneficial conversion apply. The difference between the conversion rate and the market rate is classified as a discount on the note and accreted over the term of the note, which with respect to this note is 12 months. The face amount of the outstanding note as of September 30, 2018, is $0. As of September 30, 2018, the note has been discounted by $0.